Document and Entity Information	12 Months Ended
Jan. 31, 2013
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2013
Trading Symbol	LAYN
Entity Registrant Name	LAYNE CHRISTENSEN CO
Entity Central Index Key	0000888504